Risks and Concentration - Additional Information (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020 CNY (¥)	Jan. 01, 2020 USD ($)
Concentration Risk [Line Items]
Fine to be paid for lack of license				¥ 103,200	$ 14.9
Customer Concentration Risk
Concentration Risk [Line Items]
Concentration of revenues percentage			0
Total Net Revenue | Customer Concentration Risk | Customer A
Concentration Risk [Line Items]
Concentration of revenues percentage	18.00%	11.00%
Maximum | Unfavorable Regulatory Action | Internet Audio-Visual Program Transmission License
Concentration Risk [Line Items]
Fine to be paid for lack of license	¥ 30,000